Property and Equipment (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012
Property and Equipment
Property and equipment, gross	$ 168,723,000	$ 135,467,000
Accumulated depreciation	(73,049,000)	(57,866,000)
Property and equipment, net	95,674,000	77,601,000		120,132,000
Impairment losses	100,000	1,700,000	2,300,000
Land
Property and Equipment
Property and equipment, gross	1,159,000	1,159,000
Building
Property and Equipment
Property and equipment, gross	1,621,000	1,621,000
Leasehold improvements
Property and Equipment
Property and equipment, gross	118,546,000	91,910,000
Equipment, computers and software
Property and Equipment
Property and equipment, gross	23,683,000	20,833,000
Store signs
Property and Equipment
Property and equipment, gross	12,762,000	10,576,000
Furniture and fixtures
Property and Equipment
Property and equipment, gross	10,478,000	8,861,000
Vehicles
Property and Equipment
Property and equipment, gross	$ 474,000	$ 507,000